Capital Disclosures	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Capital disclosures
NOTE 31. CAPITAL DISCLOSURES
The capital structure of the Com
pan
y consists of net debt plus shareholders’ equity.

Years ended December 31,	2023	2022
Long-term debt	$1,214,918	$1,390,325
Cash and cash equivalents	(126,089)	(253,776)
Net debt	$1,088,829	$1,136,549
Total shareholders’ equity	1,394,022	1,542,908

Total capital	$2,482,851	$2,679,457
The Company manages its capital to ensure that entities in the Company will be able to continue to grow while maximizing the return to shareholders through the optimization of the debt and equity balances. The Company adjusts its capital structure in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, issue new Company shares, or access debt markets.
The Company remains focused on maintaining a strong financial position and to continue reducing its debt levels.
The Company formally reviews the capital structure on an annual basis and monitors it on an on-going basis. As part of this review, the cost of capital and the risks associated with each class of capital are considered.